COLLATERAL AND CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS	12 Months Ended
Dec. 31, 2024
Collateral And Contractual Commitments To Suppliers Advances From Customers And Others
COLLATERAL AND CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

29.	COLLATERAL AND CONTRACTUAL COMMITMENTS TO SUPPLIERS, ADVANCES FROM CUSTOMERS AND OTHERS

	2024	2023

Collateral given for the Company’s own liabilities	566.5	581.0
Other commitments	1,275.8	1,146.8
	1,842.3	1,727.8

Commitments to suppliers - Property, plant and equipment and Intangibles	691.7	1,000.8
Commitments to suppliers - Inventory	46,943.0	38,391.0
	47,634.7	39,391.8

At December 31, 2024 the Company had R$540.1 (R$558.2 at December 31, 2023) of cash guarantees.

Most of the commitments balance relates to obligations to packaging suppliers. These commitments are primarily aimed at ensuring a secure long-term supply of the Company’s strategic inputs, as well as offering greater assurance to suppliers making long-term investments. The future contractual commitments are presented below:

	2024	2023

Less than 1 year	21,354.8	9,619.2
Between 1 and 2 years	12,333.2	9,536.3
More than 2 years	13,946.7	20,236.3
	47,634.7	39,391.8

The deposits in cash used as guarantees are presented within other assets. The amount of fixed assets pledged as collateral is not material.